Statutory and other information	12 Months Ended
Mar. 31, 2026
Statutory and other information
Statutory and other information

18. Statutory and other information	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Directors’ emoluments:
-Fees	1.0	1.1	1.1
-Share based compensation	2.3	2.2	3.1
-Other emoluments	1.8	1.8	1.8
Total Directors’ emoluments	5.1	5.1	6.0
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	1.0	1.0	0.9
- Audit related assurance services	0.0	0.0	0.0
- Other assurance services	0.3	0.3	0.2
- Tax advisory services (ii)	0.1	0.1	0.1
Total fees	1.4	1.4	1.2
Included within the above total fees, the following fees were payable to other PwC firms outside of Ireland:
- Audit services (i)	0.0	0.0	0.0
- Audit related services	0.0	0.0	0.0
- Tax advisory services (ii)	0.1	0.1	0.1
Total fees	0.1	0.1	0.1
Depreciation of owned property, plant and equipment	1,311.5	1,151.1	994.3

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In FY26 €1,000 (FY25: €1,000; FY24: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Basic salary	1.20	1.20	1.20
Bonus (performance and target-related)	0.60	0.60	0.59
	1.80	1.80	1.79
Non-cash technical accounting share based compensation charge (i)	2.03	2.03	2.89
	3.83	3.83	4.68

(i)2026 includes a €2.03m (2025: €2.03m; 2024: €2.89m) non-cash, technical accounting charge for 10m share options granted under the Group CEO’s contract in February 2019 (as extended in FY23).

During the years ended March 31, 2026, 2025 and 2024 Michael O'Leary was the only Executive Director.

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2026	2025	2024
	€'000	€'000	€'000
Fees
Eamonn Brennan (i)	100.0	93.7	75.0
Róisín Brennan	100.0	100.0	100.0
Ray Conway (iii)	50.0	—	—
Emer Daly	75.0	75.0	75.0
Geoff Doherty	100.0	100.0	88.7
Bertrand Grabowski	75.0	75.0	37.5
Elisabeth Köstinger	75.0	75.0	75.0
Jinane Laghrari Laabi (iv)	75.0	56.2	—
Stan McCarthy	150.0	150.0	150.0
Anne Nolan	75.0	75.0	75.0
Amber Rudd (iv)	75.0	56.2	—
Retired
Michael Cawley (ii)	—	18.7	75.0
Howard Millar (v)	37.5	75.0	75.0
Dick Milliken	—	—	45.6
Roberta Neri (vi)	—	31.2	12.5
Mike O’Brien (v)	50.0	100.0	100.0
Louise Phelan (ii)	—	18.7	100.0
	1,037.5	1,099.7	1,084.3
Emoluments
Share based compensation	285.0	143.0	200.0
Total	1,322.5	1,242.7	1,284.3

(i) Appointed Chair of Remco in July 2024. (ii) Retired in June 2024. (iii) Joined in October 2025. (iv) Joined in July 2024. (v) Retired September 2025. (vi) Joined in February 2024 and retired in September 2024.

In FY26 the Company incurred total share-based (non-cash) compensation expense of €2m (2025: €2m; 2024: €3m) in relation to Directors. Three Directors exercised share options during FY26 that resulted in gains on share exercise of approximately €1.3m.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2026 was €0.1m (2025: €0.1m; 2024: €0.1m).  Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in

transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11.

Mr. O’Leary is a member of a defined contribution plan. During the years ended March 31, 2026, 2025 and 2024 the Company did not make contributions to the defined contribution plan for Mr. O’Leary. No NEDs received pension contributions in FY26, FY25 and FY24.